Property and Equipment (Schedule of Property and Equipment) (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,302,301	$ 2,219,432	$ 1,833,405
Less accumulated depreciation and amortization	(1,044,098)	(938,703)	(569,665)
Total property and equipment, net	1,258,203	1,280,729	1,263,740
Call center [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	122,653	122,653	121,313
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,561	66,118	61,036
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36,447	36,446	32,914
Library (online) [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	100,000	100,000	100,000
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,975,640	$ 1,894,215	$ 1,518,142